Combined and Consolidated Statements of Financial Position - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 62,310	$ 68,648
Right-of-use assets	61,468	86,990
Non-current assets	123,778	155,638
CURRENT ASSETS
Trade receivables	2,309,538	1,811,626
Amount owing by shareholders		10,000
Amount owing by related party		108,950
Other receivables	87,059	83,961
Current tax assets	8,624	38,832
Fixed deposits with financial institutions	718,935	681,313
Cash and bank balances	872,051	494,180
Restricted cash	752,893	607,591
Current assets	4,749,100	3,836,453
TOTAL ASSETS	4,872,878	3,992,091
EQUITY
Share capital	10,000	10,000
Retained earnings	972,398	433,184
Translation reserve	(4,360)	(81,548)
Merger reserve	2,075,652	2,075,652
TOTAL EQUITY	3,053,690	2,437,288
NON-CURRENT LIABILITIES
Lease liabilities	39,970	67,661
Non-current liabilities	39,970	67,661
CURRENT LIABILITIES
Trade payables	501,104	411,066
Other payables	82,654	236,543
Advance from customers	177,737	144,588
Accruals	108,446	58,184
Client’s funds held in trust	752,893	607,591
Lease liabilities	29,493	23,693
Current tax liability	126,891	5,477
Current liabilities	1,779,218	1,487,142
TOTAL LIABILITIES	1,819,188	1,554,803
TOTAL EQUITY AND LIABILITIES	$ 4,872,878	$ 3,992,091